Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2025
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2025	January 31, 2024
Net income attributable to bank shareholders	$2,134	$1,290
Dividends on preferred shares and distributions on other equity instruments	(65)	(40)
Net income available to common shareholders	$2,069	$1,250
Weighted-average number of common shares outstanding (in thousands)	729,564	723,751
Basic earnings per common share (Canadian $)	$2.84	$1.73
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2025	January 31, 2024
Net income available to common shareholders	$2,069	$1,250
Weighted-average number of common shares outstanding (in thousands)	729,564	723,751
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,245	3,816
Common shares potentially repurchased	(5,119)	(2,981)
Weighted-average number of diluted common shares outstanding (in thousands)	730,690	724,586
Diluted earnings per common share (Canadian $)	$2.83	$1.73

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 482,948 with a weighted-average exercise price of $153.89 for the three months ended January 31, 2025 (2,991,066 with a weighted-average exercise price of $132.29 for the three months ended
January 31, 2024), as the average share price for the periods did not exceed the exercise price.